DRYDEN SHORT-TERM BOND FUND, INC.

Gateway Center Three, 4th Floor

Newark, NJ 07102

March 4, 2008

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Dryden Short-Term Bond Fund, Inc. - Dryden Short-Term Corporate Bond Fund (the “Fund”)
File No. 33-22363

Ladies and Gentlemen:

Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Fund hereby certifies (i) that its Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497 (c) would not have differed from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 34 and (ii) that the text of the Post-Effective Amendment was filed electronically on March 3, 2008.

Please direct any questions regarding this filing to the undersigned at (973) 802-5032.

By: /s/ Claudia DiGiacomo
Claudia DiGiacomo
Assistant Secretary